COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Guarantees provided in the form of letters of credit	$ 174,300,000
Purchase commitments
2014	13,023,000
2015	8,373,000
2016	5,832,000
2017	4,290,000
2018	4,290,000
Thereafter	7,272,000
Total	$ 43,080,000
Pinos Altos mine | Minimum
Payment of royalty
Percentage of net profits interest royalty and net smelter return royalty	2.50%
Pinos Altos mine | Maximum
Payment of royalty
Percentage of net profits interest royalty and net smelter return royalty	3.50%
Abitibi | Minimum
Payment of royalty
Percentage of net profits interest royalty and net smelter return royalty	2.50%
Abitibi | Maximum
Payment of royalty
Percentage of net profits interest royalty and net smelter return royalty	5.00%
Kittila mine
Payment of royalty
Percentage of net smelter return production royalty the company has to pay	2.00%